Securities Act File No. 333-22309
Investment Company Act File No. 811-08071

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 64	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 64	☒

(Check appropriate box or boxes)

LAZARD RETIREMENT SERIES, INC.

(Exact Name of Registrant as Specified in Charter)

(212) 632-6000

(Registrant's Telephone Number, including Area Code)

30 Rockefeller Plaza, New York, New York 10112

(Address of Principal Executive: Number, Street, City, State, Zip Code)

Nathan A. Paul, Esq.
30 Rockefeller Plaza
New York, New York 10112
(Name and Address of Agent for Services)

Copy to:
Janna Manes, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	on December 31, 2014 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (DATE) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (DATE) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A for Lazard Retirement Series, Inc. is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "Securities Act") solely for the purpose of delaying, until December 31, 2014, the effectiveness of the registration of Lazard Retirement International Equity Concentrated Portfolio, Lazard Retirement Global Strategic Equity Portfolio and Lazard Retirement US Small Cap Equity Growth Portfolio (collectively, the "Portfolios"), filed in Post-Effective Amendment ("PEA") No. 54 with the Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000930413-14-002842 on June 13, 2014 pursuant to paragraph (a) of Rule 485 of the Securities Act of 1933.

The effectiveness of the Portfolios was previously delayed as follows:

PEA No.	Date Filed	Filing Type	Accession No.	Automatic Effective Date
56	August 27, 2014	485APOS	0000930413-14-003801	October 26, 2014
60	October 24, 2014	485BXT	0000899681-14-000739	November 23, 2014
62	November 21, 2014	485BXT	0000899681-14-000797	December 21, 2014

PART A – PROSPECTUS

The Prospectus for the Portfolios is  incorporated herein by reference to Part A of PEA No. 54.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Portfolios is incorporated herein by reference to Part B of PEA No. 54.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 56.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 19th day of December, 2014.

LAZARD RETIREMENT SERIES, INC.

By:	/s/ Charles L. Carroll
Charles L. Carroll, Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Charles L. Carroll	President and Director	December 19, 2014
Charles L. Carroll

/s/ Stephen St. Clair	Treasurer and Chief Financial Officer	December 19, 2014
Stephen St. Clair

/s/ Ashish Bhutani	Director	December 19, 2014
Ashish Bhutani

/s/ Kenneth S. Davidson*	Director	December 19, 2014
Kenneth S. Davidson

/s/ Nancy A. Eckl*	Director	December 19, 2014
Nancy A. Eckl

/s/ Trevor M. Morrison*	Director	December 19, 2014
Trevor M. Morrison

/s/ Leon M. Pollack*	Director	December 19, 2014
Leon M. Pollack

/s/ Richard Reiss, Jr. *	Director	December 19, 2014
Richard Reiss, Jr.

/s/ Robert M. Solmson*	Director	December 19, 2014
Robert M. Solmson

*By:	/s/ Nathan A. Paul
Attorney-in-fact, Nathan A. Paul